Summary of Amortized Cost and Fair Value of Fixed Maturity Securities, By Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 37,570	$ 35,418
Available-for-Sale Securities, Amortized cost	37,003	33,204
Available-for-sale Securities, Fair value	37,591	35,439
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	977
Due in one year or less, Fair Value	982
Due after one year through five years, Amortized cost	10,512
Due after one year through five years, Fair value	10,861
Due after five years through ten years, Amortized cost	9,302
Due after five years through ten years, Fair value	9,295
Due after ten years, Amortized cost	9,945
Due after ten years, Fair value	10,091
Subtotal, Amortized cost	30,736
Subtotal, Fair value	31,229
Available-for-Sale Securities, Amortized cost	36,996	33,198
Available-for-sale Securities, Fair value	37,570	35,418
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	3,036	3,694
Available-for-sale Securities, Fair value	3,146	3,839
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,539	1,431
Available-for-sale Securities, Fair value	1,565	1,502
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,685	1,410
Available-for-sale Securities, Fair value	$ 1,630	$ 1,365